EARNINGS PER SHARE - Antidilutive (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Restricted Stock | Service vesting
Anti-dilutive shares	196,910	425,036	211,243	1,515	1,515	35,403
Restricted Stock | Performance And Market Vesting
Anti-dilutive shares	618,482	688,812	618,482	688,812	620,457	404,515
Stock options
Anti-dilutive shares	122,000	122,000	122,000	122,000	122,000	122,000